Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 195.8	$ 123.5	$ 44.0
Investment expenses	(5.3)	(4.0)	(3.3)
Net investment income	190.5	119.5	40.7
Net realized losses on fixed maturity securities, available-for-sale	(24.7)	(0.7)	(2.5)
Net realized gains/(losses) on other investments	(0.1)	2.1	27.6
Net realized gains/(losses) on interest rate contracts	0.0	0.0	(20.3)
Change in net unrealized gains/(losses) on fixed maturity securities, trading	0.0	0.0	(0.5)
Change in net unrealized gains/(losses) on other investments	0.8	3.7	(39.8)
Change in net unrealized gains on interest rate contracts	0.0	0.0	0.7
Change in provision for expected credit losses	(4.6)	(0.2)	1.1
Net realized and unrealized investment gains/(losses)	(28.6)	4.9	(33.7)
Total realized and unrealized investments gains/(losses) and net investment income	$ 161.9	$ 124.4	$ 7.0